Brumadinho dam failure (Details Narrative) $ in Thousands, R$ in Millions	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 BRL (R$)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Present value at nominal rate					6.50%		6.50%		5.31%
Other operating expenses, net					$ 89,000	$ 131,000	$ 199,000	$ 242,000
Fine amount paid	$ 15,000	R$ 86	$ 15,000	R$ 86
Compensation paid on damages										$ 180	R$ 1
Litigation settlement paid									$ 56,000
Description of alleged losses							the Claimants initially estimated the amount of the alleged losses would be approximately US$324 (R$1,800 million). In another proceeding filed by foreign funds, the Claimants initially estimated the amount of the alleged losses would be approximately US$702 (R$3,900 million). In the procedure presented by minority shareholders, the applicants estimated the alleged losses at approximately US$540 (R$3,000 million), which could be increased later, as alleged by the applicants.
Potential loss							$ 109,000		$ 94,000
Insurance received							$ 8,000	$ 11,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Obligations for an average period							5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Obligations for an average period							7 years